Property and equipment	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [abstract]
Property and equipment [Text Block]

3. Property and equipment

		Right-of-Use	Computer	Leasehold
	Equipment	Assets	Equipment	improvements	Total
	$	$	$	$	$

Cost at March 31, 2019	3,777,382	—	85,662	—	3,863,044
Additions	241,683	—	19,218	—	260,901
Disposals	—	—	(3,764)	—	(3,764)
Cost at March 31, 2020	4,019,065	—	101,116	—	4,120,181

Accumulated amortization at March 31, 2019	3,501,562	—	76,793	—	3,578,355
Amortization	68,916	—	5,221	—	74,137
Disposal	—	—	(2,815)	—	(2,815)
Accumulated amortization at March 31, 2020	3,570,478	—	79,199	—	3,649,677

Net book value at March 31, 2020	448,587	—	21,917	—	470,504

		Right-of-Use	Computer	Leasehold
	Equipment	Assets	Equipment	improvements	Total
	$	$	$	$	$

Cost at March 31, 2020	4,019,065	—	101,116	—	4,120,181
Additions	628,493	68,549	22,224	88,644	807,910
Cost at March 31, 2021	4,647,558	68,549	123,340	88,644	4,928,091

Accumulated amortization at March 31, 2020	3,570,478	—	79,199	—	3,649,677
Amortization	157,593	46,056	9,909	59,096	272,654
Accumulated amortization at March 31, 2021	3,728,071	46,056	89,108	59,096	3,922,331

Net book value at March 31, 2021	919,487	22,493	34,232	29,548	1,005,760

Additions to property and equipment have been reduced by a cash grant received from the government of Manitoba of $50,000 (2020 - $nil).